Balances and Transactions with Related Parties (Details) - Schedule of CEO Employment Terms ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 ILS (₪)
2020 [Member]
Balances and Transactions with Related Parties (Details) - Schedule of CEO Employment Terms [Line Items]
Effective date	July 1, 2019	July 1, 2019
Company’s Board approval Month/Year	March 2020	March 2020
Monthly Gross salary (NIS)	$ 25,462	₪ 88,000
Monthly Gross salary (USD)	$ 25,462	₪ 88,000
2021 [Member]
Balances and Transactions with Related Parties (Details) - Schedule of CEO Employment Terms [Line Items]
Effective date	July 1, 2021	July 1, 2021
Company’s Board approval Month/Year	October 2021	October 2021
Monthly Gross salary (NIS)	$ 28,607	₪ 92,400
Monthly Gross salary (USD)	$ 28,607	₪ 92,400
2022 [Member]
Balances and Transactions with Related Parties (Details) - Schedule of CEO Employment Terms [Line Items]
Effective date	July 1, 2022	July 1, 2022
Company’s Board approval Month/Year	November 2022	November 2022
Monthly Gross salary (NIS)	$ 28,575	₪ 96,000
Monthly Gross salary (USD)	$ 28,575	₪ 96,000
2023 [Member]
Balances and Transactions with Related Parties (Details) - Schedule of CEO Employment Terms [Line Items]
Effective date	July 1, 2023	July 1, 2023
Company’s Board approval Month/Year	December 2023	December 2023
Monthly Gross salary (NIS)	$ 27,570	₪ 100,000
Monthly Gross salary (USD)	$ 27,570	₪ 100,000